Convertible Notes Payable	12 Months Ended
Dec. 31, 2017
Debt Disclosure [Abstract]
Convertible Notes Payable
(9)	Convertible Notes Payable

As of December 31, 2017, the senior secured convertible notes (the “Notes”) had been repaid in full and were no longer outstanding.

On June 6, 2016, the Company entered into a Securities Purchase Agreement (the “SPA”) with certain investors named on the Schedule of Buyers attached to the SPA pursuant to which the Company issued $35.0 million in principal face amount of Notes and related Series C Warrants (the “Series C Warrants”) to purchase additional shares of the Company’s common stock, par value $0.01 per share (“Common Stock”). $35.0 million of the Notes were issued for cash proceeds of $32.2 million with an original issue discount in the amount of $2.8 million. The Notes were secured pursuant to a Security Agreement which creates a first priority security interest in all of the personal property (other than Excluded Collateral (as defined in the Security Agreement) of the Company of every kind and description, tangible or intangible, whether currently owned and existing or created or acquired in the future.

Under the terms of the Notes, at closing the Company received an initial tranche of $3.0 million for immediate use for general corporate purposes. A second tranche of $3.0 million was released to the Company in December 2016. The balance was released throughout 2017.

In connection with the issuance of the Notes under the SPA, the Company also issued Series C Warrants, exercisable to acquire approximately 20,000 shares of Common Stock. The provisions in the Series C Warrants required the Company to account for the warrants as derivative liabilities. The Company recognized a discount to debt of $27.8 million related to the initial fair value of the Series C Warrants. On April 2, 2017 the Company entered into separate warrant repurchase agreements (the “Warrant Repurchase Agreements”) with each of the investors named on the Schedule of Buyers attached to the SPA. Pursuant to the Warrant Repurchase Agreements, each investor agreed to a Controlled Account Release, in an aggregate amount equal to $7.9 million, which funds in each case were paid to the respective investor, in exchange for cancellation of the Warrants issued to each investor under the SPA. As a result of the extinguishment, the Company recognized a gain of $9.6 million, representing the difference between the fair value of the liability as of the extinguishment date of $17.5 million related to the Series C Warrants and the $7.9 million in cash returned to the Note holders to extinguish the liability.

The Company had agreed to make amortization payments with respect to the Notes in fourteen (14) equal installments beginning seven (7) months after the original date of issuance of June 13, 2016 (each, an “Installment Date”). On each installment date, assuming certain equity conditions were met, the installment payment was, at the election of the Company, automatically converted into shares of Common Stock at a conversion rate defined in the SPA. If the Company could not meet the equity conditions, it would have been required to repay some or all of the amounts due under the notes in cash. At any time after the issuance of the Notes, the Notes were convertible at the election of the holder into shares of our Common Stock at a conversion price equal to $1,536.50, subject to adjustment as provided in the Notes.

As a result of the Notes including a feature such that the conversion price is based upon a formula which includes discounts to the market price of the common stock as well as having a lower effective conversion price considering the issuance discount and the value allocated to the Series C Warrants, the Company has recognized a beneficial conversion feature of $4.4 million. The original issue discount, the beneficial conversion feature, and the fair value of the issuance of the Series C Warrants are collectively considered the debt discount. The Company recorded a debt discount in the amount of $35.0 million which was being amortized over the life of the Notes using the effective interest method. As of December 31, 2017, $35.0 million of the debt discount has been amortized to interest expense. All debt issuance costs were accounted for as a deferred asset and were amortized over the life of the Notes. As of December 31, 2017, the Company had incurred approximately $2.2 million in debt issuance costs all of which were amortized or expensed as of December 31, 2017.

Restructuring Agreement

On August 28, 2017, the Company entered into a Restructuring Agreement (the “Agreement”) with one of the institutional investors (the “Investor”) who was a party to the SPA. As of the date the Agreement was entered into, the Investor held $11,444,637 aggregate principal amount of Notes of which there was $10,092,857 aggregate Restricted Principal, (as defined in the Notes) of Notes (the “Restricted Notes”), secured by such aggregate cash amount held in a collateral account of the Company in the same amount (the “Restricted Cash”) and (y) $1,351,780 principal of Notes (the “Unrestricted Notes”), (ii) 4,200 shares of Series A Preferred Stock and (iii) 2,006 shares of Series B Convertible Preferred Stock.

Pursuant to the Agreement, (a) on the date thereof the Company and the Investor took the following actions (the “Initial Restructuring”): (i) the Investor released restrictions on $1,650,000 of Restricted Cash (the “Initial Release”), (ii) the Investor consented to the use of additional Restricted Cash to effect redemptions of the Series A Preferred Shares and the Series B Preferred Shares, (iii) the Investor cancelled $1,200,000 aggregate principal of the Notes (such portion of the Notes, the “Cancellation Note”), (iv) the Company redeemed all the Series A Preferred Shares outstanding for a cash payment to the Investor of $4.20 and (v) the Company redeemed the Series B Preferred Shares for a cash payment to the Investor of $2,006,000 and (b) upon the consummation of a reverse stock split of our Common Stock of at least twenty to one (the “Reverse Stock Split Event”, and such date, the “Reverse Stock Split Date”) by September 15, 2017, the Company and the Investor shall have taken the following actions (the “Additional Restructuring”, and together with the Initial Restructuring, the “Restructuring”): (i) the Investor shall consent to the use of Restricted Cash to effect redemptions of $4,000,000 aggregate Restricted Principal of the Restricted Notes (such portion of the Restricted Notes, the “Redemption Notes”), (ii) the Company shall redeem the Redemption Notes for a redemption price of $6,436,852.80 (the “Redemption Price”) and (iii) the Company shall exchange (the “Exchange”), pursuant to Section 4(a)(2) of the Securities Act of 1933, as amended, $2,436,852.80 aggregate Restricted Principal of the Restricted Notes (such portion of the Restricted Notes, the “Exchange Notes”, and together with the Redemption Notes, the “Restructured Notes”) for new warrants to purchase 114,286 shares of its Common Stock (the “New Warrants”, as exercised, the “New Warrant Shares”). The New Warrants expire on the 42 month anniversary of the date of issuance and bear an exercise price of $122.50 per share (which shall be adjusted to the new lower purchase price per share if there is a subsequent “down round” financing). The Investor, in lieu of an exercise of the New Warrants pursuant to a cash payment of the aggregate exercise price of the number of New Warrants being exercised, may exercise the New Warrants, in whole or in part, by electing instead to receive upon such exercise two shares and one hundred and twenty-five thousandths of a share of the Company’s Common Stock for each Warrant Share exercised pursuant to this provision. The transactions set forth herein were being made in reliance upon the exemption from registration provided by Rule 4(a)(2) of the Securities Act of 1933, as amended (the “1933 Act”) and Rule 144(d)(3)(ii) of the 1933 Act. As a result of not having effected a reverse stock split by September 15, 2017, the Additional Restructuring did not occur.

This transaction was accounted for as a debt settlement that resulted in extinguishment. As such, the $1.9 million difference between the fair value of the common shares issued and the $1.2 million debt settlement was recorded as a loss on debt settlement.

Amendment to Restructuring Agreement

As a result of the lack of requisite approval by Delcath stockholders for the Company’s proposed reverse stock split, the parties and the two investors in the Notes entered into an amendment to the August restructuring agreement on October 10, 2017 as follows: (i) on the date that the Company effects a reverse split of its common stock, (x) the Company will exchange, pursuant to Section 4(a)(2) of the Securities Act of 1933, as amended, an aggregate principal amount of those notes equal to $279,015 for new warrants to purchase an aggregate of 127,551 shares of Common Stock, and the Company shall redeem all the Series C Preferred Shares then outstanding for a cash payment of $590,000 and (ii) upon the initial consummation, on or prior to December 15, 2017, by the Company of the offering contemplated by the registration statement on Form S-1 that was filed with the SEC on October 11, 2017 the following shall occur: (i) pursuant to Section 3(b) of the Restricted Notes, the Company shall be deemed (as adjusted downward by the Black-Scholes value of the warrants being issued in this offering) to have automatically, and irrevocably, adjusted the conversion price of the Notes to 200% of the purchase price of a share of our common stock in the offering contemplated by the registration statement, (ii) the maturity date (as defined in the notes) shall automatically be extended to the earlier to occur of (x) the first anniversary of the date of consummation of the offering contemplated by the registration statement and (y) December 30, 2018, (iii) until the earlier of (x) this maturity date and (y) the 75th calendar day after the date of consummation of the offering contemplated by the registration statement, all installments to be made under the notes shall be deemed automatically deferred with no conversions during that 75 day period, (iv) the Company agreed to redeem any portion of the outstanding notes at any time requested by either investor thereto with $7.3 million in cash to be reduced by $0.6 million to redeem the Series C Preferred Stock remaining in the restricted accounts with respect to the 2016 convertible notes and (v) the conversion floor price on the notes is $0.05 and not subject to adjustments. As a result of not consummating an S-1 offering by December 15, 2017, the actions contemplated in (ii) of this paragraph did not occur. This transaction resulted in the extinguishment of $0.3 million in debt in exchange for the issuance of warrants. The $2.3 million difference in the fair value of the issued warrants and the $0.3 million in extinguished debt was recorded as a loss on debt extinguishment.

November 2017 Exchange Agreement

On November 15, 2017, the Company entered into exchange agreements (“Exchange Agreement”) with each of the two investors from its June 2016 private placement of senior secured convertible notes as contemplated by the SPA. As of November 15, 2017, those investors held $11,157,970 aggregate principal amount of Notes. On November 15, 2017, the Company authorized a new series of senior secured convertible notes of the Company, in the aggregate original principal amount as set forth above (the “Exchange Notes”), which Exchange Notes convertible into shares of Common Stock in accordance with the terms of the Exchange Notes. Subject to the terms and conditions of the Exchange Agreements, the Company and the investors exchanged for (a) $10,562,425 aggregate principal amount of the Exchange Notes (the “New Notes”, and the shares of Common Stock issuable pursuant to the terms of the New Notes, including, without limitation, upon conversion or otherwise, collectively, the “New Conversion Shares”) and (b) warrants to purchase an aggregate of 7,000,000 shares of Common Stock at an initial exercise price of $2.45. The warrants have a five year term.

The New Notes had the following terms:

•

The initial conversion price was $1.50 per share for an optional conversion and at any time, an investor could have instead engaged in an alternate conversion for which the conversion price was 82% (75% if an event of default) of the lowest vwap for the Company’s common stock on the three trading days prior to and including the date of the conversion.

•	The obligation to prepay the New Notes was extended to March 31, 2018, except in the case of an event of default or change in control.
•	Assuming equity conditions as stated in the New Notes are met, the investors consented to release cash to the Company from the existing controlled accounts upon conversion of the New Notes.

The November Exchange Agreement was accounted for as an extinguishment.  As such, the New Notes were recorded at their calculated fair value of $15.2 million, the related November 2017 Warrants were recorded as a derivative liability at their calculated fair value of $14.4 million and the difference between the fair value of the New Notes, the fair value of the warrants issued, and the carrying amount of the old notes was recorded as a $19.0 million loss on extinguishment. As with the Notes issued in June 2016, the New Notes also contained a beneficial conversation feature. The value of this feature was considered in the fair value calculations of the New Notes and was determined to be $4.9 million of the $15.2 million total fair value. The $10.3 million fair value of the New Notes was accreted up to the face value of $10.6 million over the term of the New Notes with the $0.3 million difference charged to interest expense. The $4.9 million beneficial conversion feature was fully credited to Additional paid-in capital as the New Notes were fully satisfied under the December 28, 2017 Exchange Agreement. The November 2017 Warrants that were issued in connection with the November Exchange Agreement assessed at the end of each reporting period with any changes in fair value being recognized as derivative income or expense.

December 28, 2017 Exchange Agreements

On December 28, 2017, the Company entered into exchange agreements (“Exchange Agreements”), with each of the two investors from its June 2016 private placement of senior secured convertible notes  (as further exchanged, the “Notes”) originally issued pursuant the SPA. Pursuant to the Exchange Agreements, the Company (i) extinguished its remaining $3,027,408 in outstanding obligations under the New Notes in full, (ii) obtained a release of restrictions on $2,046,898 in restricted cash held in its control accounts, (iii) issued to the investors 14.8 million shares (the “Shares”) of its common stock and rights (“Rights”) to receive 108.9 million shares of common stock to the extent such issuance of Shares would otherwise result in the beneficial ownership by any such investor of more than 4.9% or 9.9% of its issued and outstanding stock), as applicable, for an aggregate of 123,708,735 shares of its common stock (in each case, subject to trading restrictions set forth in leak out agreements the Company separately entered into with each) and (iv) a cash payment to the investors of $829,831 from the restricted cash held in the control accounts. The 14.8 million shares were issued and outstanding at December 31, 2017. The rights were fully exercised in January 2018. This transaction resulted in the settlement of $3.0 million in debt. The $3.7 million difference between the fair value of the shares and rights issued for shares and the carrying value of the Notes was recorded as a loss on debt settlement.

The Company has issued shares of Common Stock and Preferred Stock as payments of principal (including certain early repayments at the option of the holders) and effected a retirement under the Notes and New Notes as follows:

	Number of Shares of Common Stock	Number of Shares of Preferred Stock	Applicable Conversion Price	Reduction in Principal
January 12, 2017	11,753	—	$126.00	$1,478,318
January 26 - February 1, 2017[1]	4,857	—	$112.00	$544,000
February 10, 2017	43,882	—	$70.00	$3,045,817
February 23 - March 2, 2017[1]	2,571	—	$49.00	$125,999
March 13, 2017	117,297	—	$38.50	$4,417,829
April 10, 2017	169,061	—	$21.00	$3,621,286
May 9, 2017	109,367	—	$17.50	$1,913,915
June 7 / July 2, 2017 Exchange Agreement[2]	689,796	4,200	$6.09	$4,200,000
July 7, 2017	114,286	—	$17.50	$2,000,000
August 4, 2017	38,906	—	$24.50	$1,015,848
August 28, 2017 Restructuring Agreement[3]	117,171	—	$10.50	$1,200,000
November 6, 2017 Warrant Exchange[4]	—	—	$—	$279,016
November 15, 2017 Exchange Agreements[5]	97,448,072	—	$0.08	$8,130,564
Retirement per December 28, 2017 Exchange Agreements[6]	—	—	$—	$553,234
December 28, 2017 Exchange Agreements[6]	123,708,735	—	$0.02	$2,474,174
Total	222,575,755			$35,000,000

[1] During the periods referenced above, the Company and the holders of the Notes agreed to a temporary reduction in the conversion price in order to encourage voluntary conversion of Notes by the holders thereof.

[2] On July 2, 2017, the Company entered into an exchange agreement with one of its investors which had purchased Notes, for $4.2 million aggregate principal amount of such Notes for 4,200 shares of Series A Preferred Stock. The Series A Preferred Stock shares were issued to address a short-term valuation issue for 689,796 common shares delivered to the Notes holders to close an installment period. Through the Series A Preferred Shares placement, the Company was able to value the open installment shares such that the amount of debt remaining under the Notes was reduced by $4.2 million. Additionally, the Company recognized a loss on debt settlement of $1.0 million related to this transaction.

3 On August 28, 2017, the Company entered into a restructuring agreement with one of its investors which had purchased Notes. The restructuring agreement included a provision to exchange 117,171 shares for $1.2 million aggregate principal amount of such Notes. Additionally, the Company recognized a loss on debt settlement of $1.9 million related to this transaction.

4 On October 10, 2017, the Company entered into an amendment to the August 28, 2017 Restructuring Agreement which included a provision to exchange debt for the issuance of warrants. Additionally, the Company recognized a loss on debt extinguishment of $2.3 million.

5On November 15, 2017, the Company entered into an exchange agreement which included a provision to exchange 973,764 shares for $0.6 million aggregate principal amount of such Notes. Additionally, the Company issued 96.5 million shares for $7.5 million aggregate principal amount of Notes under the updated conversion price formula as discussed in more detail above. Additionally, the Company recognized a loss on debt extinguishment of $21.0 million in connection with the issuance of the New Notes and warrants as part of such exchange.

6On December 28, 2017, the Company entered into an exchange agreement to retire $0.6 million aggregate principal amount of Notes and to issue 123.7 million shares and rights for shares for the remaining $2.5 million aggregate principal amount of Notes. Additionally, the Company recognized a loss on debt extinguishment of $3.7 million.